Investment Objectives and Goals - Nomura Ultrashort Fund - Nomura Ultrashort Fund	Mar. 31, 2026
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Ultrashort Fund seeks total return to the extent consistent with a relatively low volatility of principal.